Condensed Consolidated Balance Sheet (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Shares, Issued	270,328,483	270,120,548
Common Stock, Shares, Outstanding	270,328,483	270,120,548